Related Party Balances, Transactions and Arrangements - Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Due from:
Due from related parties	¥ 335	$ 52	¥ 322
GDI and its subsidiaries ("GDI Group") [Member]
Due from:
Due from related parties			2
Hanny and its subsidiaries (except GDI Group) [Member]
Due from:
Due from related parties	¥ 335	$ 52	¥ 320